Fixed Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Property, Plant and Equipment, Gross	$ 27,360	$ 26,179		$ 40
Accumulated depreciation - assets under capital lease	(1,500)	(571)		0
Accumulated depreciation - other	(66)	(34)		(27)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,566)	(605)		(27)
Net fixed assets	25,794	25,574	$ 25,775	13
Facility under capital lease [Member]
Property, Plant and Equipment, Gross	20,000	20,000		0
Equipment under capital lease [Member]
Property, Plant and Equipment, Gross	6,000	6,000		0
Facility improvements [Member]
Property, Plant and Equipment, Gross	332	42		0
Medical equipment [Member]
Property, Plant and Equipment, Gross	867	0
Office equipment and software [Member]
Property, Plant and Equipment, Gross	$ 161	$ 137		$ 40